Investees (Details Textual) - ILS (₪) ₪ in Millions		1 Months Ended		12 Months Ended
	Aug. 04, 2009	Sep. 30, 2016	Mar. 25, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 14, 2016
Investees (Textual)
Payments of contingent consideration				₪ 10
Second contingent consideration liability				₪ 14	₪ 84
Number of ordinary shares sold							575,000
Aggregate share sale percentage							1.92%
Sale of ordinary shares value							₪ 56
Ownership percentage							64.78%
Interest rate				4.00%
Payments of debt estimated value				₪ 43
Bezeq [Member]
Investees (Textual)
Outstanding shares, percentage				25.82%
Outstanding shares held percentage				0.52%
Dividend paid by Bezeq to non-controlling interests				₪ 948	₪ 1,062	₪ 1,274
Distribute percentage of semi-annual profit	100.00%
Ownership interest				35.22%	35.22%	33.29%
Payments of contingent consideration				₪ 94
Bezeq [Member] | March 6, 2018 [Member]
Investees (Textual)
Outstanding shares held percentage				70.00%
Description of Eurocom DBS payments				The Board of Directors of Bezeq resolved to revise the dividend distribution policy, such that Bezeq will distribute a dividend to its shareholders, on a semi-annual basis, of 70% of the semi-annual net profit in accordance with the consolidated financial statements of Bezeq, as from the next distribution scheduled for May 2018.
Bezeq [Member] | March 28, 2018 [Member]
Investees (Textual)
Distribution of cash dividend				₪ 368
DBS [Member]
Investees (Textual)
Description of DBS share capital			March 25, 2015, Bezeq held 49.78% of the share capital of DBS and it held options to acquire 8.6% of DBS's shares, which Bezeq was unable to exercise until that date. Eurocom DBS Ltd. held the balance of DBS shares. On March 25, 2015, Bezeq exercised the options for no consideration and on June 24, 2016, Bezeq completed a transaction ("the Acquisition Transaction") for the acquisition of the entire holdings of Eurocom DBS in DBS, which at that date represented 50.22% of the issued share capital of DBS (41.62% fully diluted) and all the shareholder loans provided by Eurocom to DBS.
Share capital, percentage			49.78%
Percentage of acquired			8.60%
Ownership interest				100.00%
Cash consideration				₪ 680
Payments of contingent consideration				57	₪ 57
Description of Eurocom DBS payments		Bezeq paid Eurocom DBS NIS 188 (plus interest differences of NIS 10) for the First Contingent Consideration, under the Assessment Agreement
Increased second contingent consideration liability				14
Principal and accrued interest				10
Equity of DBS amounted to NIS				348	₪ 592
Working capital deficit of DBS				₪ 535
Aggregate share sale percentage				4.00%
DBS [Member] | First Contingent Consideration [Member]
Investees (Textual)
Cash consideration				₪ 200
Payments of contingent consideration				6
DBS [Member] | Second Contingent Consideration [Member]
Investees (Textual)
Cash consideration				170
Payments of debt estimated value				₪ 14